ACQUISITIONS AND INVESTMENTS - Summary of Preliminary Purchase Price Allocation (Details)				3 Months Ended
		Jan. 15, 2026 USD ($)		Dec. 31, 2025 USD ($)	Sep. 30, 2025 EUR (€)
Liabilities assumed:
Contingent consideration (related party) (3) | €					€ 1,000,000
Lyocon Acquisition [Member]
Consideration transferred:
Paid in consideration to the sellers		$ 750,000
Lyocon Convertible Notes	[1]	1,422,000
Contingent consideration	[2]	138,558
Business Combination, Consideration Transferred, Total		2,310,558
Assets acquired:
Cash and cash equivalents		95
Accounts receivable		243,765
Inventories, net of reserve		247,029
Prepaid expenses and other current assets		37,264
Property and equipment		12,543
Developed technology		348,720
Customer relationships		267,352
Other assets		45,383
Trade names and trademarks		62,770
Total assets acquired		1,264,921
Liabilities assumed:
Accounts payable		143,652
Accrued expenses		347,309
Deferred tax liability		173,351
Other liabilities		65,209
Total liabilities assumed		729,521
Net identifiable assets acquired		535,400
Goodwill		1,775,158
Orbit S R L [Member]
Consideration transferred:
Paid in consideration to the sellers		2,000,000		$ 1,500,000
Deposit on acquisition		733,272
Subscription for Orbit shares at fair value (1)	[3]	12,968,437
Previously held equity interest	[4]	890,398
Business Combination, Consideration Transferred, Total		16,592,107
Assets acquired:
Cash and cash equivalents		1,459,085
Accounts receivable		263,613
Prepaid expenses and other current assets		1,677,545
Property and equipment		13
Developed technology		2,092,320
Customer relationships		139,488
Other assets		31,126
Total assets acquired		5,663,190
Liabilities assumed:
Accounts payable		906,589
Accrued expenses		4,667,433
Other liabilities		194,322
Contingent consideration (related party) (3)		790,432	[5]		€ 790,432
Total liabilities assumed		6,558,776
Net identifiable assets acquired		(895,586)
Goodwill		$ 17,487,693

[1]	The Lyocon Convertible Notes were measured at the aggregate initial fair value of $1,422,000 at the acquisition date using a combined approach which utilizes both a Black-Scholes option pricing model for the conversion feature and a discounted cash flow to value the debt component. These measurements are non-recurring Level 3 inputs in the fair value hierarchy as they incorporate significant unobservable inputs, including assumed volatility, yield curves and discount rates. For additional information, see Note 10.
[2]	The fair value of the contingent consideration was estimated using a Monte Carlo simulation incorporating management's projections of Lyocon's EBITDA performance and a risk-adjusted discount rate. For additional information, see Note 7.
[3]	The subscription for Orbit shares was remeasured to its acquisition date fair value of $12,968,437 using the fair value of the underlying Common Stock into which the Orbit Preferred Obligation is settleable, which is a non-recurring Level 1 fair value input in the fair value hierarchy as it incorporates observable inputs.
[4]	The previously held equity interest in Orbit was remeasured to its fair value at the acquisition-date, as described under Equity Method Investment above. The fair value of the equity interest in Orbit as of the acquisition date consisted of the fair value of the Orbit business, as determined by third-party valuation specialists using the income approach. Under the income approach, a discounted cash flow methodology was utilized, which estimates the present value of the Orbit equity at time of investment at an appropriate discount rate, and is a non-recurring Level 3 fair value measurement within the fair value hierarchy due to the significant unobservable inputs, including earnings before interest, taxes, and depreciation, and amortization margins, depreciation expense, capital and development expenditures, discount rates, and tax rates, among others.

[5]	In September 2025, Orbit acquired a risk-management software business branch from RegTech, which included contingent consideration that was assumed in the Orbit Change of Control. The contingent consideration consisted of a variable earnout equal to 10% of cash collections on commercial revenues of Orbit through September 30, 2028, capped at €1,000,000 (the "RegTech Contingent Consideration"). The RegTech Contingent Consideration was recognized at its acquisition-date fair value of $790,432 and is classified as a liability measured at fair value on the condensed consolidated balance sheet, with changes in the fair value of the contingent consideration recognized in change in fair value of contingent consideration on the condensed consolidated statements of operations and comprehensive loss. The fair value of the RegTech Contingent Consideration was determined using a Monte Carlo simulation approach based on forecasted collections of Orbit through September 30, 2028, which is a Level 3 fair value measurement within the fair value hierarchy due to the significant unobservable inputs, including projected collections and the discount rate. For additional information, refer to Note 7. Because RegTech is under the common control of the Company’s Executive Chairman and Co-CEO, the RegTech Contingent Consideration constitutes a related party transaction.